1. Organization, Description of Business and Principles of Consolidation	9 Months Ended	12 Months Ended
	Feb. 28, 2017	May 31, 2016
Accounting Policies [Abstract]
Organization, Description of Business and Principles of Consolidation

We were incorporated as Momentous Holdings Corp. (the “Company”) on May 29, 2015 in the State of Nevada for the purpose of designing, acquiring and developing mobile apps and mobile software for download by end consumers.

Prior to forming Momentous Holdings Corp., Mr. Horan, our founder and president, operated the business as a sole proprietor under the dba “Health & Fitness Apps”. He started the business on December 2, 2013, when he purchased a computer, and started working on product designs and the company’s website. The first sales occurred in early 2014, prior to the formation of Momentous Holdings Corp. Subsequently, Mr. Horan contributed the business assets and liabilities of his sole proprietorship into Momentous Holdings Corp., in exchange for 500,000 shares of our common stock.

Our overall aim is to design, acquire and develop mobile applications (‘app/apps’) and mobile software for download by end consumers. Our goal is to have a training, health and fitness, well-being app for everyone.

We were incorporated as Momentous Holdings Corp. (the “Company”) on May 29, 2015 in the State of Nevada for the purpose of designing, acquiring and developing mobile apps and mobile software for download by end consumers.

Prior to forming Momentous Holdings Corp., Mr. Horan, our founder and president, operated the business as a sole proprietor under the dba “Health & Fitness Apps”. He started the business on December 2, 2013, when he purchased a computer, and started working on product designs and the company’s website. The first sales occurred in early 2014, prior to the formation of Momentous Holdings Corp. Subsequently, Mr. Horan contributed the business assets and liabilities of his sole proprietorship into Momentous Holdings Corp., in exchange for 500,000 shares of our common stock.

Our overall aim is to design, acquire and develop mobile applications (‘app/apps’) and mobile software for download by end consumers. Our goal is to have a training, health and fitness, well-being app for everyone.